UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2008

Date of reporting period: JUNE 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (68.19%)
Bank Debt (62.61%) (1)
Alumina and Aluminum Production and Processing (3.90%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 12.5%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $20,734,331)	$20,734,331	$18,868,241	3.90%

Basic Chemical Manufacturing (0.09%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, LIBOR + 7.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $1,157,270)	$1,186,944	418,398	0.09%

Cable Service Carriers (5.03%)
Casema, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 10/3/06, Amortized Cost $20,072,155) - (Netherlands) (8)	€15,630,975	24,339,282	5.03%

Communications Equipment Manufacturing (12.45%)
Dialogic Corporation, Senior Secured Notes, LIBOR + 8%, due 3/28/12
(Acquired 9/28/06, Amortized Cost $19,287,834) (2)	$19,287,834	19,169,214	3.97%
Dialogic Corporation, Senior Secured Notes, LIBOR + 8%, due 10/6/12
(Acquired 10/5/07, Amortized Cost $2,937,685) (2)	$2,967,359	3,026,706	0.63%
Enterasys Networks Distribution Limited., 2nd Lien Term Loan, LIBOR + 9.25%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $2,700,297) - (Ireland) (2), (3)	$2,755,405	2,672,743	0.55%
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $11,839,763) (2), (3)	$12,081,390	11,718,948	2.42%
Enterasys Networks, Inc., Mezzanine Term Loan, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $10,240,323) (2), (3)	$11,661,721	10,833,739	2.24%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $13,529,404)	$14,392,983	12,773,772	2.64%
Total Communications Equipment Manufacturing		60,195,122

Computer and Peripheral Equipment Manufacturing (1.14%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 11/1/07, Amortized Cost $7,413,275)	$8,236,972	5,518,771	1.14%

Data Processing, Hosting, and Related Services (7.50%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 4%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $6,573,104)	$6,707,249	6,539,568	1.35%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $16,115,893)	$16,361,312	15,911,376	3.29%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $4,108,112)	$4,108,112	3,923,247	0.81%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% Cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $10,367,061)	$10,426,341	9,920,663	2.05%
Total Data Processing, Hosting, and Related Services		36,294,854

Electric Power Generation, Transmission and Distribution (0.07%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $1,227,816) (4)	$13,943,926	328,891	0.07%

Motor Vehicle Parts Manufacturing (0.92%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan,
LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $2,358,318) (2), (3)	$2,358,318	2,344,562	0.49%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $2,077,151) (2), (3)	$2,077,151	2,092,730	0.43%
Total Motor Vehicle Parts Manufacturing		4,437,292

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Offices of Real Estate Agents and Brokers (2.34%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07 and 7/13/07, Cost $2,213,333)	$10,000,000	$1,158,333	0.24%
Realogy Corporation, Delayed Draw Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 10/9/07, Amortized Cost $5,627,475) (5)	$5,955,000	5,083,015	1.05%
Realogy Corporation, Term Loan B, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, 8/16/07,
10/26/07, and 1/11/08, Amortized Cost $5,548,285) (6)	$5,944,975	5,074,458	1.05%
Total Offices of Real Estate Agents and Brokers		11,315,806

Plastics Product Manufacturing (1.44%)
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10
(Acquired 12/27/07 and 1/3/08, Amortized Cost $7,412,520) (2), (3)	$7,412,759	6,949,461	1.44%

Radio and Television Broadcasting (0.85%)
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $3,927,870)	$4,316,341	4,127,501	0.85%

Satellite Telecommunications (6.36%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $15,582,724) (2)	$15,601,636	14,828,575	3.07%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $16,763,326) (2)	$17,281,620	15,890,449	3.29%
Total Satellite Telecommunications		30,719,024

Scheduled Air Transportation (3.62%)
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N645NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $4,926,040)	$4,958,342	4,950,905	1.02%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N646NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $4,926,040)	$4,958,342	4,950,905	1.02%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N632NW, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $5,445,680)	$5,479,752	5,477,012	1.13%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N631NW, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $2,141,806)	$2,155,207	2,143,353	0.45%
Total Scheduled Air Transportation		17,522,175

Semiconductor and Other Electronic Component Manufacturing (3.15%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 4.75%, due 12/18/12
(Acquired 7/12/07 and 11/19/07, Amortized Cost $2,988,705)	$3,128,770	2,753,317	0.57%
Isola USA Corporation, 2nd Lien Term Loan, LIBOR + 7.75%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $14,661,398)	$15,133,531	12,485,163	2.58%
Total Semiconductor and Other Electronic Component Manufacturing		15,238,480

Telecom Wireline (13.75%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
LIBOR + 6.25% Cash + 1% PIK, due 12/31/12
(Acquired 4/24/08, Amortized Cost $508,495)	$651,651	540,871	0.11%
Hawaiian Telcom Communications Inc., Tranche C Term Loan,
LIBOR + 2.25%, due 4/30/12
(Acquired 4/22/08, 4/25/08, 4/28/08, 4/30/08, 5/15/08 and 5/19/08,
Amortized Cost $1,640,100)	$2,112,630	1,739,398	0.36%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Telecom Wireline (continued)
Hawaiian Telcom Communications, Inc., Revolver, LIBOR + 2.25%, due 4/30/12
(Acquired 5/9/08 and 5/16/08, Cost $(446,439))	$2,198,498	$(442,448)	(0.09)%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $6,145,349)	$6,145,349	5,853,445	1.21%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 7/31/06, Amortized Cost $12,595,236) (2)	$13,120,038	12,004,835	2.48%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $16,701,738) (2)	$16,701,738	15,282,090	3.16%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $8,030,633)	$8,257,720	7,687,937	1.59%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $8,892,017)	$8,892,017	8,627,480	1.79%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%,
due 2/16/17
(Acquired 8/29/07, Amortized Cost $1,529,010) - (Netherlands) (8)	€1,113,961	1,689,231	0.35%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $13,083,954) - (Netherlands) (8)	€9,497,793	13,501,064	2.79%
Total Telecom Wireline		66,483,903

Total Bank Debt (Cost $313,585,087)		302,757,201

Other Corporate Debt Securities (5.58%)
Electric Power Generation, Transmission and Distribution (0.02%)
Calpine Generating Company, Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11 (4)	$371,000	76,055	0.02%

Gambling Industries (1.72%)
Harrah's Operating Company Inc., Senior Notes, 10.75%, due 2/1/16	$8,657,000	7,437,662	1.54%
Harrah's Operating Company Inc., Senior Notes, 5.375%, due 12/15/13	$1,418,000	892,503	0.18%
Total Gambling Industries		8,330,165

Home Furnishings Stores (0.20%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$2,782,000	959,790	0.20%

Offices of Real Estate Agents and Brokers (0.61%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$3,556,000	1,755,419	0.36%
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$1,707,000	1,182,422	0.25%
Total Offices of Real Estate Agents and Brokers		2,937,841

Other Amusement and Recreation Industries (1.34%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $13,284,664) (9)	$12,989,333	6,494,667	1.34%

Plastics Product Manufacturing (1.54%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$7,727,000	6,567,950	1.36%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $6,811,237) (4), (9)	$6,973,000	890,173	0.18%
Total Plastics Product Manufacturing		7,458,123

Sporting Goods, Hobby, and Musical Instrument Stores (0.15%)
Michaels Stores, Inc., Senior Unsecured Notes, 10%, due 11/1/14	$851,000	739,638	0.15%

Total Other Corporate Debt Securities (Cost $42,270,708)		26,996,279

Total Debt Securities (Cost $355,855,795)		329,753,480

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Security	Shares	Value	Investments

Equity Securities (25.97%)
Activities Related to Credit Intermediation (5.88%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $22,255,193) (2), (3), (4), (9), (11)	22,255,193	$23,841,988	4.93%
Online Resources Corporation, Common Stock (3), (4), (7), (11)	549,555	4,588,784	0.95%
Total Activities Related to Credit Intermediation		28,430,772

Basic Chemical Manufacturing (0.12%)
THL Hawkeye Equity Investors, LP Interest
(Acquired 7/25/06, Cost $2,255,196) (4), (9)	2,373,887	599,406	0.12%

Communications Equipment Manufacturing (2.81%)
Dialogic Corporation, Class A Convertible Preferred Stock
(Acquired 9/28/06, Cost $2,967,357) (2), (4), (9)	3,037,033	4,373,328	0.90%
Enterasys Networks, Inc., Series A Convertible Preferred Stock
(Acquired 3/1/06 and 11/9/06, Cost $10,385,328) (2), (3), (4), (9), (11)	10,385.327	8,386,152	1.73%
Enterasys Networks, Inc., Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $1,188,164) (2), (3), (4), (9), (11)	1,843.827	848,160	0.18%
Total Communications Equipment Manufacturing		13,607,640

Data Processing, Hosting, and Related Services (0.27%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Cost $681,620) (4), (9)	708,885	1,240,549	0.26%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Cost $27,265) (4), (9)	28,335	49,622	0.01%
Total Data Processing, Hosting, and Related Services		1,290,171

Depository Credit Intermediation (0.90%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $4,151,971) (4), (9)	4,151,971	4,333,000	0.90%

Electric Power Generation, Transmission and Distribution (0.89%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $795,119) (4), (9)	4,542	3,860,700	0.80%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $336,895) (4), (9)	1,831	411,975	0.09%
Total Electric Power Generation, Transmission and Distribution		4,272,675

Glass and Glass Products Manufacturing (3.10%)
Owens Corning, Inc., Common Stock (4)	659,824	15,010,996	3.10%

Motor Vehicle Parts Manufacturing (5.42%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $16,009,993) (2), (3), (4), (9), (11), (12)	854,400	26,206,584	5.42%

Plastics Product Manufacturing (4.47%)
Pliant Corporation, Common Stock
(Acquired 07/19/06, Cost $91) (4), (9), (13)	217	217	-
Pliant Corporation, 13% PIK, Preferred Stock	3,298	1,490,453	0.31%
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $7,163,929) (4), (9)	7,874,163	-	-
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $60,966) (4), (9)	30	-	-
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $628,814) (4), (9)	305	-	-

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2008

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Plastics Product Manufacturing (continued)
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (4), (9)	1	$-	-
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (4), (9)	1	-	-
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $31,020,365) (2), (3), (4), (9), (11)	31,020,365	20,109,855	4.16%
Total Plastics Product Manufacturing		21,600,525

Satellite Telecommunications (0.06%)
WildBlue Communications, Inc., Non-Voting Warrants
(Acquired 10/23/06, Cost $508,737) (2), (4), (9)	1,189,528	279,539	0.06%

Semiconductor and Other Electronic Component Manufacturing (0.45%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $1,630,062) (4), (9)	969,092	2,170,766	0.45%

Telecom Wireline (0.41%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/30/07, Cost $2,439,543) - (Cayman Islands) (4), (8), (9)	1,779,000	1,971,313	0.41%

Miscellaneous Securities (1.19%) (10)	494,746	5,773,686	1.19%
Total Equity Securities (Cost $139,198,381)		125,547,073

Total Investments (Cost $495,054,176) (14)		455,300,553

Cash and Cash Equivalents (5.84%)
Wells Fargo, Certificate of Deposit, 2.5%, due 7/11/08	$1,500,000	1,500,000	0.31%
Nestle Cap, Commercial Paper, 2.52%, due 7/1/08	$18,500,000	18,500,000	3.83%
Wells Fargo, Overnight Repurchase Agreement, 1.75%,
Collateralized by Discount Notes of FHLB, FHLMC, and FNMA	$2,269,174	2,269,174	0.47%
Cash Denominated in Foreign Currencies (Cost $765,107)	€596,331	777,941	0.16%
Cash Held on Account at Various Institutions	$5,179,594	5,179,594	1.07%
Total Cash and Cash Equivalents		28,226,709

Total Cash and Investments		$483,527,262	100.00%

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Priced by independent third party pricing service.

(3)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers during the nine months ended June 30, 2008 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

EaglePicher Holdings, Inc., Common Stock	$28,295,592	$-	$-	$26,206,584
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	-	3,857,567	1,499,248	2,344,562
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	-	2,077,151	-	2,092,730

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2008

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period
Enterasys Networks Distribution Limited, 2nd Lien Term Loan, LIBOR + 9.25%, due 2/22/11	2,734,739	-	-	2,672,743
Enterasys Networks, Inc., 2nd Lien Term Loan, LIBOR + 9%, due 2/22/11	11,990,780	-	-	11,718,948
Enterasys Networks, Inc., Mezzanine Term Loan, LIBOR + 9.166%, due 2/22/11	11,513,034	-	-	10,833,739
Enterasys Networks, Inc., Series A Convertible Preferred Stock	11,501,750	-	-	8,386,152
Enterasys Networks, Inc., Series B Convertible Preferred Stock	1,327,555	-	-	848,160
Online Resources Corporation, Series A-1 Convertible Preferred Stock	26,227,745	-	-	23,841,988
Online Resources Corporation, Common Stock	-	5,021,920	-	4,588,784
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10	-	7,239,944	-	6,949,461
WinCup, Inc. Common Stock	35,051,297	-	-	20,109,855
WinCup, Inc. Subordinated Promissory Note,
10% PIK, due 5/29/10	2,137,689	-	2,203,335	-

(4)	Non-income producing security

(5)	On 10/9/07, the Company held Realogy Corporation Senior Subordinated Notes, 12.375%, due 4/15/15, priced at 77.598

(6)	On 10/26/07 and 1/11/08, the Company held Realogy Corporation Senior Subordinated Notes, 12.375%, due 4/15/15, priced at 73 and 58.227, respectively.

(7)	Priced at NASDAQ closing price.

(8)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(9)	Restricted security.

(10)	Miscellaneous Securities is comprised of one or more unrestricted security positions that have not previously been publicly disclosed.

(11)	Investment is not a controlling position.

(12)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(13)	The Company may demand registration of the shares as part of a majority (by interest) of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(14)	Includes investments with an aggregate market value of $10,398,295 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of securities, other than Government securities, totaled $147,094,083 and $109,439,011 respectively. Aggregate purchases include securities received as payment in kind. Aggregate sales include principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $495,054,176. Net unrealized depreciation aggregated $49,442,134, of which $24,552,708 related to appreciated investment securities and $73,994,842 related to depreciated investment securities.

The total value of restricted securities as of June 30, 2008 was $408,825,195 or 84.55% of total cash and investments of the Company.

Swaps, futures contracts, and forward contracts at June 30, 2008 were as follows:

	Number of
	Contracts or	Fair
Instrument	Notional Amount	Value

Futures Contracts
90 Day Euro Dollar Future, Expire 12/14/09	41	$(89,688)
90 Day Euro Dollar Future, Expire 3/15/10	41	(88,150)
Total Futures Contracts (Cost $177,838)		(177,838)

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2008

Instrument	Number of Contracts or Notional Amount	Fair Value
Forward Contracts
Euro/US Dollar Forward Currency Contract, Expire 9/15/09	$685,334	(134,452)
Euro/US Dollar Forward Currency Contract, Expire 2/1/10	$1,016,133	(169,122)
Total Forwards Contracts		(303,574)

Swaps
Euro/US Dollar Cross Currency Basis Swap, Expire 9/13/16	$19,920,741	(5,614,876)
Euro/US Dollar Cross Currency Basis Swap, Expire 5/17/12	$13,121,097	(2,208,884)
US Dollar Interest Rate Swap, Expire 4/14/12	$45,000,000	(1,561,177)
Total Swaps		(9,384,937)

Total Swaps, Futures, and Forward Contracts		$(9,866,349)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Hugh Steven Wilson
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Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
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Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: August 29, 2008

By:  /s/ Peyman S. Ardestani
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Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: August 29, 2008